Average Annual Total Returns		12 Months Ended	25 Months Ended	29 Months Ended	60 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Argent Focused Small Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.43%	17.81%
Performance Inception Date	Dec. 09, 2022
Argent Focused Small Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.43%	17.81%
Argent Focused Small Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		8.55%	13.84%
Argent Focused Small Cap ETF Class | Russell 2000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		11.54%	12.73%
Argent Focused Small Cap ETF Class | Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		23.81%	22.70%
Argent Large Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.59%			14.53%
Performance Inception Date	Jan. 01, 2020
Argent Large Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.59%			14.53%
Argent Large Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		12.19%			11.71%
Argent Large Cap ETF Class | Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		23.81%			13.86%
Argent Large Cap ETF Class | Russell 1000 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		24.51%			14.28%
Argent Mid Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.02%			14.45%
Performance Inception Date	Aug. 16, 2022
Argent Mid Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent	12.93%			14.33%
Argent Mid Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent	7.77%			11.23%
Argent Mid Cap ETF Class | Russell Midcap Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Total Return Index*(reflects no deduction for fees or expenses)
Average Annual Return, Percent	15.34%			9.18%
Argent Mid Cap ETF Class | Russell 3000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index(reflects no deduction for fees or expenses)
Average Annual Return, Percent	23.81%			14.96%